LEASE RECEIVABLES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Lease Receivables
LEASE RECEIVABLES

NOTE 6 – LEASE RECEIVABLES

In 2022, the Company entered into two leases for our PURE EP Platform at a rate of $4,333 per month each. The term of the leases is for 30 months with an option provided to extend for an additional one year. The leases also have an option to purchase at the end of the lease at the fair market value.

The Company determined the leases meet the criteria of a sales-type lease whereby the present value of the future expected revenue (less the present value of the estimated unguaranteed residual value), cost of sales and profit and loss are recognized at the lease inception. The discount rate utilized was the contract explicit rate of 2% per annum. The present value of the unguaranteed residual assets of $4 are included in net investment in leases in the balance sheet.

A reconciliation of lease receivables with customers for the three months ended March 31, 2024 and 2023 are presented below:

Three months ended March 31, 2024:

	Balance at December 31, 2023 (000’s)	Recognized in Revenue (000’s)	Invoiced to Customer (000’s)	Interest Earned (000’s)	Unguaranteed Residual Assets (000’s)	Balance at March 31, 2024 (000’s)
Contract asset	$120	$-	$(30)	$-	$4	$94
Less current portion	(103)	-	(15)	-	(2)	(90)
Noncurrent portion	$17	$-	$(15)	-	$2	$4

BIOSIG TECHNOLOGIES, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

MARCH 31, 2024

(unaudited)

Three months ended March 31, 2023:

	Balance at December 31, 2022 (000’s)	Recognized in Revenue (000’s)	Invoiced to Customer (000’s)	Interest Earned (000’s)	Unguaranteed Residual Assets (000’s)	Balance at March 31, 2023 (000’s)
Contract asset	$221	$-	$(30)	$-	$4	$195
Less current portion	(101)	-	-	-	-	(101)
Noncurrent portion	$120	$-	$(30)	-	$4	$94

Future cash flows under this lease agreement are as follows (000’s):

Year ended December 31, 2024	78
Year ended December 31, 2025	13
Present value of unguaranteed residual assets	4
Total	95
Less: Present value discount	(1)
Net investment in leases	$94

NOTE 6 – LEASE RECEIVABLES

In 2022, the Company entered into two leases for our PURE EP Platform at a rate of $4,333 per month each. The term of the leases is for 30 months with an option provided to extend for an additional one year. The leases also have an option to purchase at the end of the lease at the fair market value.

The Company determined the leases meet the criteria of a sales-type lease whereby the present value of the future expected revenue (less the present value of the estimated unguaranteed residual value), cost of sales and profit and loss are recognized at the lease inception. The discount rate utilized was the contract explicit rate of 2% per annum. The present value of the unguaranteed residual assets of $4 are included in net investment in leases in the balance sheet.

A reconciliation of lease receivables with customers for the year ended December 31, 2023 and 2022 are presented below:

Year ended December 31, 2023:

	Balance at December 31, 2022 (000’s)	Recognized in Revenue (000’s)	Invoiced to Customer (000’s)	Interest Earned (000’s)	Unguaranteed Residual Assets (000’s)	Balance at December 31, 2023 (000’s)
Contract asset	$221	$-	$(100)	$3	$4	$120
Less current portion	(101)	-	(2)	-	-	(103)
Noncurrent portion	$120	$-	$(102)	3	$4	$17

Year ended December 31, 2022:

	Balance at December 31, 2021 (000’s)	Recognized in Revenue (000’s)	Invoiced to Customer (000’s)	Interest Earned (000’s)	Unguaranteed Residual Assets (000’s)	Balance at December 31, 2022 (000’s)
Contract asset	$-	$254	$(39)	$2	$4	$221
Less current portion	-	-	-	-	-	(120)
Noncurrent portion	$-	$254	$(39)	2	$4	$101

Future cash flows under this lease agreement are as follows (000’s):

Year ended December 31, 2024	104
Year ended December 31, 2025	13
Present value of unguaranteed residual assets	4
Total	121
Less: Present value discount	(1)
Net investment in leases	$120